PROPERTY AND EQUIPMENT - Additional Information (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Depreciation on property plant and equipment	$ 445	$ 348	$ 476	$ 324	$ 76